Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
The Company’s revenue recognition policies are established in accordance with ASC 606, and accordingly, revenue is recognized when control of the promised goods or services is transferred to our clients, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services.
The MDC network provides an extensive range of services to our clients offering a variety of marketing and communication capabilities including strategy, creative and production for advertising campaigns across a variety of platforms (print, digital, social media, television broadcast), public relations services including strategy, editorial, crisis support or issues management, media training, influencer engagement and events management. We also provide media buying and planning across a range of platforms (out-of-home, paid search, social media, lead generation, programmatic, television broadcast), experiential marketing and application/website design and development.
The primary source of the Company’s revenue is from agency arrangements in the form of fees for services performed, commissions, and from performance incentives or bonuses, depending on the terms of the client contract. In all circumstances, revenue is only recognized when collection is reasonably assured. Certain of the Company’s contractual arrangements have more than one performance obligation. For such arrangements, revenue is allocated to each performance obligation based on its relative stand-alone selling price. Stand-alone selling prices are determined based on the prices charged to clients or using expected cost plus margin.
The determination of our performance obligations is specific to the services included within each contract. Based on a client’s requirements within the contract, and how these services are provided, multiple services could represent separate performance obligations or be combined and considered one performance obligation. Contracts that contain services that are not significantly integrated or interdependent, and that do not significantly modify or customize each other, are considered separate performance obligations. Typically, we consider media planning, media buying, creative (or strategy), production and experiential marketing services to be separate performance obligations if included in the same contract as each of these services can be provided on a stand-alone basis, and do not significantly modify or customize each other. Public relations services and application/website design and development are typically each considered one performance obligation as there is a significant integration of these services into a combined output.
We typically satisfy our performance obligations over time, as services are performed. Fees for services are typically recognized using input methods (direct labor hours, materials and third-party costs) that correspond with efforts incurred to date in relation to total estimated efforts to complete the contract. Point in time recognition primarily relates to certain commission-based contracts, which are recognized upon the placement of advertisements in various media when the Company has no further performance obligation.
Revenue is recognized net of sales and other taxes due to be collected and remitted to governmental authorities. The Company’s contracts typically provide for termination by either party within 30 to 90 days. Although payment terms vary by client, they are typically within 30 to 60 days. In addition, the Company generally has the right to payment for all services provided through the end of the contract or termination date.
Within each contract, we identify whether the Company is principal or agent at the performance obligation level. In arrangements where the Company has substantive control over the service before transferring it to the client, and is primarily responsible for integrating the services into the final deliverables, we act as principal. In these arrangements, revenue is recorded at the gross amount billed. Accordingly, for these contracts the Company has included reimbursed expenses in revenue. In other arrangements where a third-party supplier, rather than the Company, is primarily responsible for the integration of services into the final deliverables, and thus the Company is solely arranging for the third-party supplier to provide these services to our client, we generally act as agent and record revenue equal to the net amount retained, when the fee or commission is earned. The role of MDC’s agencies under a production services agreement that is to facilitate a client’s purchasing of production capabilities from a third-party production company in accordance with the client’s strategy and guidelines. The obligation of MDC’s agencies under media buying services is to negotiate and purchase advertising media from a third-party media vendor on behalf of a client to execute its media plan. We do not obtain control prior to transferring these services to our clients; therefore, we primarily act as agent for production and media buying services.
A small portion of the Company’s contractual arrangements with clients include performance incentive provisions, which allow the Company to earn additional revenues as a result of its performance relative to both quantitative and qualitative goals. Incentive compensation is primarily estimated using the most likely amount method and is included in revenue up to the amount that is not expected to result in a reversal of a significant amount of cumulative revenue recognized. We recognize revenue related to performance incentives as we satisfy the performance obligation to which the performance incentives are related.
Disaggregated Revenue Data
The Company provides a broad range of services to a large base of clients across the full spectrum of industry verticals on a global basis. The primary source of revenue is from agency arrangements in the form of fees for services performed, commissions, and from performance incentives or bonuses. Certain clients may engage with the Company in various geographic locations, across multiple disciplines, and through multiple Partner Firms. Representation of a client rarely means that MDC handles marketing communications for all brands or product lines of the client in every geographical location. The Company maintains separate, independent operating companies to enable it to effectively manage potential conflicts of interest by representing competing clients across the Company.
The following table presents revenue disaggregated by client industry vertical for the three months ended March 31, 2020 and 2019:

		Three Months Ended March 31,
Industry	Reportable Segment	2020	2019
Food & Beverage	All	$58,091	$66,663
Retail	All	36,303	32,580
Consumer Products	All	39,769	35,001
Communications	All	41,045	39,798
Automotive	All	25,192	18,191
Technology	All	25,535	26,616
Healthcare	All	24,066	23,297
Financials	All	24,005	25,126
Transportation and Travel/Lodging	All	20,486	17,441
Other	All	33,250	44,078
		$327,742	$328,791

MDC has historically largely focused where the Company was founded in North America, the largest market for its services in the world. MDC’s Partner Firms are located in the United States, Canada, and an additional eleven countries around the world. In the past, some clients have responded to weakening economic conditions with reductions to their marketing budgets, which included discretionary components that are easier to reduce in the short term than other operating expenses.

The following table presents revenue disaggregated by geography for the three months ended March 31, 2020 and 2019:

		Three Months Ended March 31,
Geographic Location	Reportable Segment	2020	2019
United States	All	$264,561	$263,017
Canada	All	18,256	22,378
Other	All	44,925	43,396
		$327,742	$328,791

Contract assets and liabilities
Contract assets consist of fees and reimbursable outside vendor costs incurred on behalf of clients when providing advertising, marketing and corporate communications services that have not yet been invoiced to clients. Unbilled service fees were $75,638 and $65,004 at March 31, 2020 and December 31, 2019, respectively, and are included as a component of accounts receivable on the Unaudited Condensed Consolidated Balance Sheets. Outside vendor costs incurred on behalf of clients which have yet to be invoiced were $22,763 and $30,133 at March 31, 2020 and December 31, 2019, respectively, and are included on the Unaudited Condensed Consolidated Balance Sheets as expenditures billable to clients. Such amounts are invoiced to clients at various times over the course of providing services.
Contract liabilities consist of fees billed to clients in excess of fees recognized as revenue and are classified as advance billings on the Company’s Unaudited Condensed Consolidated Balance Sheets. Advance billings at March 31, 2020 and December 31, 2019 were $146,803 and $171,742, respectively. The decrease in the advance billings balance of $24,939 for the three months ended March 31, 2020 was primarily driven by cash payments received or due in advance of satisfying our performance obligations, offset by $104,937 of revenues recognized that were included in the advance billings balances as of December 31, 2019 and reductions due to the incurrence of third-party costs.
Changes in the contract asset and liability balances during the three months ended March 31, 2020 and December 31, 2019 were not materially impacted by write offs, impairment losses or any other factors.
The majority of our contracts are for periods of one year or less. For those contracts with a term of more than one year, we had approximately $35,771 of unsatisfied performance obligations as of March 31, 2020, of which we expect to recognize approximately 87% in 2020, 11% in 2021 and 2% in 2022.
Revenue
The Company’s revenue recognition policies are established in accordance with ASC 606, and accordingly, revenue is recognized when control of the promised goods or services is transferred to our clients, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services.
The MDC network provides an extensive range of services to our clients offering a variety of marketing and communication capabilities including strategy, creative and production for advertising campaigns across a variety of platforms (print, digital, social media, television broadcast), public relations services including strategy, editorial, crisis support or issues management, media training, influencer engagement and events management. We also provide media buying and planning across a range of platforms (out-of-home, paid search, social media, lead generation, programmatic, television broadcast), experiential marketing and application/website design and development.
The primary source of the Company’s revenue is from agency arrangements in the form of fees for services performed, commissions, and from performance incentives or bonuses, depending on the terms of the client contract. In all circumstances, revenue is only recognized when collection is reasonably assured. Certain of the Company’s contractual arrangements have more than one performance obligation. For such arrangements, revenue is allocated to each performance obligation based on its relative stand-alone selling price. Stand-alone selling prices are determined based on the prices charged to clients or using expected cost plus margin.
The determination of our performance obligations is specific to the services included within each contract. Based on a client’s requirements within the contract, and how these services are provided, multiple services could represent separate performance obligations or be combined and considered one performance obligation. Contracts that contain services that are not significantly integrated or interdependent, and that do not significantly modify or customize each other, are considered separate performance obligations. Typically, we consider media planning, media buying, creative (or strategy), production and experiential marketing services to be separate performance obligations if included in the same contract as each of these services can be provided on a stand-alone basis, and do not significantly modify or customize each other. Public relations services and application/website design and development are typically each considered one performance obligation as there is a significant integration of these services into a combined output.
We typically satisfy our performance obligations over time, as services are performed. Fees for services are typically recognized using input methods (direct labor hours, materials and third-party costs) that correspond with efforts incurred to date in relation to total estimated efforts to complete the contract. Point in time recognition primarily relates to certain commission-based contracts, which are recognized upon the placement of advertisements in various media when the Company has no further performance obligation.
Revenue is recognized net of sales and other taxes due to be collected and remitted to governmental authorities. The Company’s contracts typically provide for termination by either party within 30 to 90 days. Although payment terms vary by client, they are typically within 30 to 60 days. In addition, the Company generally has the right to payment for all services provided through the end of the contract or termination date.
Within each contract, we identify whether the Company is principal or agent at the performance obligation level. In arrangements where the Company has substantive control over the service before transferring it to the client, and is primarily responsible for integrating the services into the final deliverables, we act as principal. In these arrangements, revenue is recorded at the gross amount billed. Accordingly, for these contracts the Company has included reimbursed expenses in revenue. In other arrangements where a third-party supplier, rather than the Company, is primarily responsible for the integration of services into the final deliverables, and thus the Company is solely arranging for the third-party supplier to provide these services to our client, we generally act as agent and record revenue equal to the net amount retained, when the fee or commission is earned. The role of MDC’s agencies under a production services agreement is to facilitate a client’s purchasing of production capabilities from a third-party production company in accordance with the client’s strategy and guidelines. The obligation of MDC’s agencies under media buying services is to negotiate and purchase advertising media from a third-party media vendor on behalf of a client to execute its media plan. We do not obtain control prior to transferring these services to our clients; therefore, we primarily act as agent for production and media buying services.
A small portion of the Company’s contractual arrangements with clients include performance incentive provisions, which allow the Company to earn additional revenues as a result of its performance relative to both quantitative and qualitative goals. Incentive compensation is primarily estimated using the most likely amount method and is included in revenue up to the amount that is not expected to result in a reversal of a significant amount of cumulative revenue recognized. We recognize revenue related to performance incentives as we satisfy the performance obligation to which the performance incentives are related.
Disaggregated Revenue Data
The Company provides a broad range of services to a large base of clients across the full spectrum of industry verticals on a global basis. The primary source of revenue is from agency arrangements in the form of fees for services performed, commissions, and from performance incentives or bonuses. Certain clients may engage with the Company in various geographic locations, across multiple disciplines, and through multiple Partner Firms. Representation of a client rarely means that MDC handles marketing communications for all brands or product lines of the client in every geographical location. The Company’s Partner firms often cooperate with one another through referrals and the sharing of both services and expertise, which enables MDC to service clients’ varied marketing needs by crafting custom integrated solutions. Additionally, the Company maintains separate, independent operating companies to enable it to effectively manage potential conflicts of interest by representing competing clients across the MDC network.
The following table presents revenue disaggregated by client industry vertical for the twelve months ended December 31, 2019, 2018 and 2017:

		Twelve Months Ended December 31,
Industry	Reportable Segment	2019	2018	2017
Food & Beverage	All	$280,094	$313,368	$313,786
Retail	All	148,851	152,552	178,152
Consumer Products	All	167,324	162,524	162,307
Communications	All	184,870	178,410	208,701
Automotive	All	78,985	88,807	127,023
Technology	All	118,169	104,479	99,325
Healthcare	All	102,221	127,547	124,261
Financials	All	112,351	110,069	104,713
Transportation and Travel/Lodging	All	88,958	86,419	56,955
Other	All	133,980	150,913	138,556
		$1,415,803	$1,475,088	$1,513,779

MDC has historically largely focused where the Company was founded in North America, the largest market for its services in the world. The Company has expanded its global footprint to support clients looking for help to grow their businesses in new markets. MDC’s Partner Firms are located in the United States, Canada, and an additional twelve countries around the world. In the past, some clients have responded to weakening economic conditions with reductions to their marketing budgets, which included discretionary components that are easier to reduce in the short term than other operating expenses.
The following table presents revenue disaggregated by geography for the twelve months ended December 31, 2019, 2018 and 2017:

		Twelve Months Ended December 31,
Geographic Location	Reportable Segment	2019	2018	2017
United States	All	$1,116,047	$1,152,055	$1,172,319
Canada	All	105,066	124,023	123,138
Other	All	194,690	199,010	218,322
		$1,415,803	$1,475,088	$1,513,779

Contract assets and liabilities
Contract assets consist of fees and reimbursable outside vendor costs incurred on behalf of clients when providing advertising, marketing and corporate communications services that have not yet been invoiced to clients. Unbilled service fees were $65,004 and $63,247 at December 31, 2019 and December 31, 2018, respectively, and are included as a component of accounts receivable on the Consolidated Balance Sheets. Outside vendor costs incurred on behalf of clients which have yet to be invoiced were $30,133 and $42,369 at December 31, 2019 and December 31, 2018, respectively, and are included on the Consolidated Balance Sheets as expenditures billable to clients. Such amounts are invoiced to clients at various times over the course of providing services.
Contract liabilities consist of fees billed to clients in excess of fees recognized as revenue and are classified as advance billings on the Company’s Consolidated Balance Sheets. Advance billings at December 31, 2019 and December 31, 2018 were $171,742 and $138,505, respectively. The increase in the advance billings balance of $33,237 for the twelve months ended December 31, 2019 was primarily driven by cash payments received or due in advance of satisfying our performance obligations, offset by $121,659 of revenues recognized that were included in the advance billings balances as of December 31, 2018 and reductions due to the incurrence of third-party costs.
Changes in the contract asset and liability balances during the twelve months ended December 31, 2019 and December 31, 2018 were not materially impacted by write offs, impairment losses or any other factors.
Practical Expedients
As part of the adoption of ASC 606, the Company applied the practical expedient to not disclose information about remaining performance obligations that have original expected durations of one year or less. The majority of our contracts are for periods of one year or less. For those contracts with a term of more than one year, we had approximately $49,013 of unsatisfied performance obligations as of December 31, 2019, of which we expect to recognize approximately 42% in 2020 and 58% in 2021.